Employee Benefit Plans (Schedule Of Expected Future Benefit Payments) (Details) (USD $)	Sep. 30, 2012
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 537,420
2014	531,601
2015	555,678
2016	587,900
2017	639,258
2018-2022	4,430,570
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	476,597
2014	495,095
2015	522,761
2016	551,917
2017	565,950
2018-2022	$ 3,148,257